DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2023
Disclosure of Non-current assets held for sale and discontinued operations [Abstract]
Discontinued Operations	Discontinued Operations
Rosebel mine
On October 18, 2022, the Company announced that it had entered into a definitive agreement with Zijin Mining Group Co. Ltd. ("Zijin") to sell its 95% interests in the Rosebel mine. On January 31, 2023, the Company completed the sale of its 95% interest in the Rosebel mine to Zijin. The Company received net proceeds of $396.0 million during 2023, consisting of sales proceeds of $360.0 million, plus $39.4 million of cash held by Rosebel on January 31, 2023, less final working capital adjustments of $3.4 million. On closing, the Company recognized a loss on disposal of $7.4 million, net of income tax, which has been included in earnings (loss) from discontinued operations. The existing royalty based on production at Rosebel, and held by Euro Ressources S.A. ("EURO"), will remain an obligation of the Company.
The Rosebel mine was previously reported under the Rosebel segment and its assets and liabilities were classified as held for sale on December 31, 2022. The results of operations have been restated for the current and comparative years to reclassify the earnings (loss) as earnings (loss) from discontinued operations.
The Company recognized a loss on disposal of $7.4 million, net of income tax, calculated as follows:

January 31,
2023
Proceeds received on closing	$360.0
Cash and cash equivalents transferred since closing	39.4
Working capital	(3.4)
Transaction costs	(8.7)
Net proceeds	$387.3

Cash and cash equivalents	$39.8
Receivables and other current assets	26.7
Inventories	153.7
Property, plant and equipment	446.2
Other non-current assets	10.5
Accounts payable and accrued liabilities	(76.0)
Provisions	(103.8)
Other liabilities	(89.1)
Net carrying amount, January 31, 2023	408.0
Non-controlling interest	(13.3)
Net assets attributable to IAMGOLD	$394.7
Less: net proceeds	387.3
Loss on sale of Rosebel	$7.4
The net earnings (loss) from discontinued operations from the Rosebel Mine, which include the results of operating activities for the years ended December 31, 2023 and 2022 are as follows:

	Years ended December 31,
	2023 [1]	2022
Revenues	$47.2	$405.2
Cost of sales	(23.8)	(330.7)
General and administrative expenses	—	(3.5)
Exploration expenses	(0.1)	(1.2)
Impairment charge	—	(110.1)
Other expenses	(1.3)	(2.5)
Finance costs	(0.1)	(1.2)
Foreign exchange gain (loss)	(0.2)	0.4
Interest income, derivatives and other investment gains	—	6.6
	21.7	(37.0)
Income tax	(8.0)	20.6
Net earnings (loss) from discontinued operations before disposal	$13.7	$(16.4)
Loss on sale of Rosebel	(7.4)	—
Net earnings (loss) from discontinued operations	$6.3	$(16.4)
1. Amounts disclosed for 2023 are for the period until January 31, 2023, the date the transaction closed.
During the year ended December 31, 2022, an impairment charge of $110.1 million (post-tax impairment charge of $70.5 million) was recognized in the consolidated statements of earnings (loss) to align the carrying value of the Rosebel mine with the agreed sales price.
The assets and liabilities of the Rosebel mine that were included in the held-for-sale categories are summarized below:

	December 31,	December 31,
	2023	2022
Assets classified as held-for-sale
Cash and cash equivalents	$—	$38.5
Receivables and other current assets	—	4.9
Inventories	—	155.8
Property, plant and equipment	—	435.8
Other non-current assets	—	34.6
	$—	$669.6
Liabilities classified as held-for-sale
Accounts payable and accrued liabilities	$—	$84.2
Current portion of provisions	—	4.2
Deferred income tax liabilities	—	17.4
Leases	—	39.5
Provisions	—	103.8
Other liabilities	—	19.5
	$—	$268.6
Assets and Liabilities Held for Sale
Bambouk assets
On December 20, 2022, the Company announced that it had entered into a definitive agreement with Managem, S.A. to sell the Company’s interest in its exploration and development projects in Senegal, Mali and Guinea (the “Bambouk assets”). Under this agreement, the Company would receive total cash payments of approximately $282.0 million as consideration for the shares and subsidiary/intercompany loans for the entities that hold the Company's 90% interest in the Boto Gold Project ("Boto") in Senegal and 100% interest in each of: i) the Diakha-Siribaya Gold Project in Mali, Karita Gold Project and associated exploration properties in Guinea, ii) the early stage exploration properties of Boto West, Senala West, Daorala, and iii) the vested interest in the Senala Option Earn-in Joint Venture also in Senegal. The total consideration of $282.0 million is subject to changes in intercompany loans associated with the continued advancement of the projects between December 20, 2022 and the closing of the respective asset sales. The Company received consent of IAMGOLD's syndicate of lenders for the sale.
On April 25, 2023, the Company completed the sale of its 90% interest in the Boto Gold Project in Senegal and its 100% interest in the early-stage exploration properties of Boto West, Senegal West, and Daorala and the vested interest in the Senala Option Earn-in Joint Venture, also in Senegal ("Senegal Assets") for aggregate gross cash proceeds of $197.6 million. The gross proceeds included deferred proceeds of approximately $32.0 million which were received on October 26, 2023. The remaining 10% interest in Boto will continue to be held by the Government of Senegal.
The remaining transactions are subject to certain regulatory approvals including, as applicable, approval for the transfer of permits and licenses from the Governments of Mali and Guinea, as well as other customary closing conditions. The remaining two transactions are expected to close in 2024.
The Company recognized a gain on disposal of the Senegal Assets of $109.1 million calculated as follows:

April 25,
2023
Proceeds on closing	$165.6
Deferred proceeds	32.0
Transaction costs	(3.7)
Net proceeds	$193.9

Cash and cash equivalents	$1.4
Property, plant and equipment	83.3
Other non-current assets	1.1
Accounts payable and accrued liabilities	(0.6)
Net carrying amount, April 25, 2023	85.2
Non-controlling interest	(0.4)
Net assets attributable to IAMGOLD	84.8
Less: net proceeds	193.9
Pre-tax gain on sale of Senegal Assets	$109.1
At December 31, 2023, the remaining Bambouk assets continued to meet the criteria for held-for-sale accounting in line with IFRS 5. All assets and liabilities relating to the Bambouk assets have been classified as current assets and current liabilities held for sale.
The assets and liabilities of the remaining Bambouk assets that are included in the held-for-sale categories are summarized below:

	December 31,	December 31,
	2023	2022
Assets classified as held-for-sale
Cash and cash equivalents	$0.5	$2.3
Exploration and evaluation assets	34.1	34.1
Property, plant and equipment	—	78.5
Other non-current assets	—	1.1
	$34.6	$116.0
Liabilities classified as held-for-sale
Accounts payable and accrued liabilities	$5.6	$7.7
	$5.6	$7.7